Inventory	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventory

As of December 31, 2018 and December 31, 2017, inventory consists of the following:

	December 31, 2018	December 31, 2017
Finished inventory	$84,730	$77,517
Raw materials and packaging	61,992	4,795
Total	$146,722	$82,312